Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail)		12 Months Ended
	Feb. 07, 2024 yr $ / shares	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 10.24	$ 9.28	$ 9.39
Underlying share price		$ 10.24	$ 9.28	$ 9.39
Volatility		101.93%	87.98%	85.44%
Time period (years) | yr		6.04	6.06	6.07
Risk free rate		4.08%	4.07%	3.48%
Dividend yield		0.00%	0.00%	0.00%
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 11.15
Underlying share price	$ 11.15
Volatility	77.62%
Time period (years) | yr	3.23
Risk free rate	4.12%
Dividend yield	0.00%